SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Depreciation Rates
Percentage (%)
Office furniture and equipment	6
Computers, software and electronic equipment	17-33
Leasehold improvements	Shorter of the term of the lease or useful life

Schedule of Accumulated Other Comprehensive Income
	Year ended December 31, 2013
	Unrealized gains (losses) on marketable securities	Unrealized gains (losses) on cash flow hedges	Total

Balance as of December 31, 2012	$270	$517	$787
Changes in other comprehensive income (loss) before reclassifications	(150)	877	727
Amounts reclassified from accumulated other comprehensive income to:
Cost of revenues	--	(32)	(32)
Operating expenses	--	(1,032)	(1,032)
Financial income, net	(13)	--	(13)

Net current-period other comprehensive income (loss)	(163)	(187)	(350)

Balance as of December 31, 2013	$107	$330	$437